Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories
4.	INVENTORIES

Inventories as of September 30, 2014 and December 31, 2013 consist of:

	September 30, 2014	December 31, 2013
Raw materials	$4,198	$2,511
Work in process	2,645	1,124
Finished goods	8,310	8,610
Freight deferred costs	292	—
Allowance for obsolescence	(445)	(563)

Total inventory — net	$15,000	$11,682

For the nine months ended September 30, 2014 and 2013, the Company recorded inventory write-downs of approximately $125, and $35, respectively.

4.	INVENTORIES

Inventories as of December 31, 2013 and 2012 consist of:

	December 31, 2013	December 31, 2012
Raw materials	$2,511	$2,662
Work in process	1,124	1,228
Finished goods	8,610	3,822
Allowance for obsolescence	(563)	(1,454)

Total inventory — net	$11,682	$6,258

For the year ended December 31, 2013 and 2012, the Company recorded an inventory write-down of approximately $22 and $215 respectively, based on evaluating its ending inventory on hand for excess quantities and obsolescence.

The decrease in allowance for obsolescence for the year ended December 31, 2013 was primarily attributable to the sale of inventory that was fully reserved for in 2012.